NYSE

15007915

Received SEC

JUL 06 2015

Washington, DC 20549

Silvio Conte (Joe)
Head of Corporate Actions
Global Listings

New York Stock Exchange
20 Broad Street, 16th Floor
New York, NY 10005
T +1 212 656 5024
silvio.conte@nyse.com

001- 37420

July 6, 2015

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

CERTNYS

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the Class A common shares of beneficial interest, par value $0.01 per share of Seritage Growth Properties under the Exchange Act of 1934.

Sincerely,

Silvio Conte